Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	12 Months Ended
Dec. 31, 2023
Buildings [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	18 years
Buildings [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	20 years
Leasehold improvement [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	Shorter of the lease term and the estimated useful lives of the assets
Furniture and office equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	6 years
Furniture and office equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	10 years
Electronic equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	4 years
Electronic equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	5 years
Vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	5 years